Intangibles (Annual and Quarter) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	9/30/2012	12/31/2011
Capitalized Software Development Costs	$ 1,164,469	$ 948,153
Less: Accumulated amortization	(298,185)	(133,279)
Net capitalized development costs	$ 866,284	$ 814,874

	12/31/2011	12/31/2010
Capitalized Software Development Costs	948,153	452,516
Less: Accumulated amortization	(133,279)	(11,937)
Net capitalized development costs	$814,874	$440,579

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2012	$ 55,981
2013	233,842
2014	233,842
2015	210,657
2016	119,006
2017	12,955
Total	$866,284

2012	190,579
2013	190,579
2014	190,579
2015	167,394
2016	75,743
Total	$ 814,874